CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (Unaudited) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Cash Flows From Operating Activities:
Net income	$ 560,855	$ 652,084	$ 5,175,675	$ 2,675,037
Adjustment To Reconcile Net Income To Cash Flows From Operating Activities:
Depreciation	12,793	0	23,353	0
Amortization of intangible asset	1,618	3,084	12,519	11,696
Forgiveness Of Related Party Debt			140,000	0
Changes In Operating Assets And Liabilities:
Accounts receivables	4,684,770	(284,056)	(2,910,665)	(2,489,993)
Account receivable- related party	3,577,964	0	(3,558,398)	0
Intangible Asset			0	(58,480)
Other receivables	(106,434)	(615)	244,749	(258,282)
Prepayments	(1,232,000)	(1,272,083)	(2,926,541)	(41,141)
Accounts payables	(107,343)	668,159	(910)	7,802
Account Payables-related Parties			51,031	0
Accrued expenses	(148,822)	254,206	(52,178)	220,658
Tax payables	129,826	(578,814)	(177,836)	828,695
Other payables	60,707	0	250,870	48,524
Right of use assets	145,188	133,224	560,200	(2,684,330)
Lease liabilities	(158,632)	(135,835)	(585,253)	2,902,151
Net cash flows provided by/ (used in) operating activities:	7,420,490	(560,646)	(3,753,384)	1,162,337
Cash flow from investing activities:
Leasehold improvements	(723,420)	0
Office Equipment			(417,112)	0
Net cash used in investing activities:	(723,420)	0	(417,112)	0
Cash flow from financing activities:
Proceeds From Issuance Of Common Stock			0	835,500
Note Receivable			(611,210)	(2,957,622)
Proceeds from/ (repayment) of note receivable	137,008	(1,444,683)
Related Party Loan	122,832	36,000	689,031	(1,560,020)
Net cash flows provided by/ (used in) financing activities:	259,840	(1,408,683)	77,821	(3,682,142)
Effect of exchange rate changes on cash	(4,966)	1,666	68,665	569,280
Change in cash and cash equivalents:	6,951,944	(1,967,663)	(4,024,010)	(1,950,525)
Cash And Cash Equivalents, Beginning Of Period	616,593	4,640,603	4,640,603	6,591,128
Cash and cash equivalents, end of period	7,568,537	2,672,940	616,593	4,640,603
Non-cash Investing And Financing Transaction
Forgiveness Of Related Party Payable			140,000	0
Supplemental Cash Flow Information:
Cash paid for interest		0	0	0
Cash paid for taxes	$ 0	$ 553,195	$ 480,528	$ 1,162,556